Convertible Notes Payable (Details) - USD ($)												1 Months Ended						3 Months Ended						9 Months Ended		12 Months Ended
	Jul. 07, 2021	Jun. 03, 2021	Apr. 07, 2021	Mar. 08, 2021	Feb. 02, 2021	Jan. 07, 2021	Jan. 07, 2021	Mar. 14, 2020	Dec. 09, 2019	Sep. 06, 2019	Aug. 15, 2019	Mar. 19, 2021	Dec. 21, 2020	Aug. 24, 2020	Apr. 23, 2020	Mar. 30, 2020	Jan. 18, 2018	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	May 15, 2019	Sep. 30, 2021	Sep. 30, 2020	Jan. 06, 2021	Dec. 31, 2020	Dec. 31, 2019
Convertible Notes Payable (Details) [Line Items]
Convertible notes																											$ 551,100
Origination fees, net																							$ 12,000
Debt extinguishment														$ 24,207
Issued shares of common stock (in Shares)			2,500,000	750,000	900,000	1,008,000	1,008,000					944,767	3,000,000													100,000
Conversion of principal balance																											152,285
Accrued interest																											36,244
Gain on debt extinguishment																				$ 767,415					$ 877,823		877,823	$ 31,009
Securities purchase agreement description															On April 23, 2020, the Company closed on a Securities Purchase Agreement (the “April 2020 SPA”) with an accredited investor. Pursuant to the terms of the April 2020 SPA, the Company issued and sold to this investor a convertible promissory note in the aggregate principal amount of $57,750 and a warrant to purchase up to 144,375 shares of the Company’s common stock. The Company received net proceeds of $50,000, net of original issue discount of $5,000 and origination fees of $2,750. The Note bore interest at 12% per annum and was due and payable on January 23, 2021. The April 23, 2020 Note was repaid in full on August 24, 2020 and the 144,375 warrants were cancelled.	On March 30, 2020, the Company closed on a Securities Purchase Agreement (the “March 2020 SPA”) with an accredited investor. Pursuant to the terms of the March 2020 SPA, the Company issued and sold to this investor a convertible promissory note in the aggregate principal amount of $57,750 and a warrant to purchase up to 144,375 shares of the Company’s common stock. The Company received net proceeds of $50,000, net of original issue discount of $5,000 and origination fees of $2,750. The Note bore interest at 12% per annum and was due and payable on December 30, 2020. The March 30, 2020 Note was repaid in full on August 24, 2020 and the 144,375 warrants were cancelled. On April 23, 2020, the Company closed on a Securities Purchase Agreement (the “April 2020 SPA”) with an accredited investor. Pursuant to the terms of the April 2020 SPA, the Company issued and sold to this investor a convertible promissory note in the aggregate principal amount of $57,750 and a warrant to purchase up to 144,375 shares of the Company’s common stock. The Company received net proceeds of $50,000, net of original issue discount of $5,000 and origination fees of $2,750.
Shares of common stock																			$ 6,500			$ 50,000					149,475	202,360
Current period operations as initial derivative expense																												890,410
Fees	$ 72,500	$ 6,000																$ 260,447		$ 117,065				777,393	404,145		$ 546,979	986,445
warrants description								Dinosaur shall receive cash fees of up to seven percent of funds raised and the Company shall issue to Dinosaur warrants to purchase an equal proportion of warrants to the number of shares issued or issuable to investors in the private placement. Additionally, per the terms of the Letter Agreement, upon signing of the agreement, the Company issued to Dinosaur warrants (the “Warrants”) to purchase 1,000,000 shares of C-Bond Common Stock, granted in three successive tranches as outlined below, with an exercise price of $0.18 or current market price at the time, whichever is lower, as set forth in the Letter Agreement. Upon signing of the Letter Agreement, Dinosaur received Warrants to purchase 200,000 shares of the Company’s common stock at $0.18 per share. On June 14, 2019, the three-month anniversary of the Letter Agreement, Dinosaur received Warrants to purchase 400,000 shares of the Company’s common stock at $0.08 per share. On September 14, 2019, Dinosaur received Warrants to purchase 200,000 shares of the Company’s common stock at $0.05 per share. On December 14, 2019, Dinosaur received Warrants to purchase 200,000 shares of the Company’s common stock at $0.07 per share. The Warrants shall be exercisable over a five-year term from date each tranche date and shall be assignable to others at Dinosaur’s discretion. These warrants were valued at the grant date using a Black-Scholes option pricing model with the following assumptions; risk-free interest rate of 2.43%, expected dividend yield of 0%, expected warrant term of five years, and an expected volatility of 275.0%. The aggregate grant date fair value of these awards amounted to $159,700. The Company recognizes compensation cost for unvested stock-based warrant awards on a straight-line basis over the requisite service period. For the years ended December 31, 2020 and 2019, the Company recorded $0 and $159,700 of stock-based professional fees related to stock warrants, respectively.																			Additionally, the Company repaid principal of $393,215 and accrued interest of $15,917. Upon conversion, exercise or repayment, the respective derivative liabilities were marked to fair value at the conversion, repayment or exercise date and then the related fair value amount of $1,066,535 was reclassified to other income as part of gain or loss on extinguishment. Additionally, upon repayment, the Company and Investor agreed to cancel 288,750 warrants and agreed to modify the exercise price of the remaining warrants to $0.01 per share (see Note 8 - warrants). Since the fair value of the warrants using the new exercise price was less than the initial fair value amount, no additional expense was recorded (see Note 8 – warrants).
Warrants value																											$ 237,445
Amortization of debt discount of debt discount																									$ 424,001		$ 424,001	$ 160,542
Percentage of notes payable																											13.20%	14.90%
Convertible Promissory Notes [Member]
Convertible Notes Payable (Details) [Line Items]
Accrued interest																											$ 36,244
Warrant to purchase shares of common stock (in Shares)									1,050,000
Embedded conversion option as derivative liabilities															$ 245,918		$ 836,985
Net proceeds value															85,502		$ 320,351
Current period operations as initial derivative expense															160,416													$ 516,634
Derivative gain															$ 69,793													53,425
Aggregate derivative expense																												570,059
Derivative expense																											90,623
Debt discount																											61,899
Fair value of warrants																											$ 14,498
shares of common stock (in Shares)																											37,171,800
conversion principal																											$ 152,285
Fees																											2,500
Convertible Debt [Member]
Convertible Notes Payable (Details) [Line Items]
Convertible notes																											0
Amortization of debt discount of debt discount																											$ 409,668	$ 217,298
Securities Purchase Agreements [Member] | Convertible Promissory Notes [Member]
Convertible Notes Payable (Details) [Line Items]
Convertible notes																							244,800
Received net proceeds																							192,000
Original issue discount																							$ 40,800
Interest rate									12.00%
Debt conversion, description																							The Notes were convertible by the Investor after six months from each respective Note date into shares of the Company’s common stock at a price equal to 81% of the average of the lowest two closing bid prices of the common stock as reported on the OTC Link ATS owned by OTC Markets Group for the 10 prior trading days. The Company may prepay the Notes at any time prior to the six-month anniversary, subject to pre-payment charges as detailed in the Notes. The SPAs and Notes contained customary representations, warranties and covenants, including certain restrictions on the Company’s ability to sell, lease or otherwise dispose of any significant portion of its assets. Investor also had the right of first refusal with respect to any future equity (or debt with an equity component) offerings of less than $100,000 conducted by the Company until the six-month anniversary of the Note.					(i) the lowest Trading Price (as defined below) during the previous twenty-five Trading Day period ending on the latest complete Trading Day prior to the date of this Note, and (ii) the Variable Conversion Price (as defined below) (subject to equitable adjustments for stock splits, stock dividends or rights offerings by the Company). The “Variable Conversion Price” meant 60% multiplied by the Market Price (as defined herein) (representing a discount rate of 40%). “Market Price” meant the lowest Trading Price (as defined below) for the Company’s common stock during the twenty-five Trading Day period ending on the latest complete Trading Day prior to the Conversion Date.
Debt extinguishment										$ 57,423
Issued shares of common stock (in Shares)											295,567
Conversion of principal balance											$ 12,000
Accredited investor										232,800
Accrued interest										7,624
Accrued interest for cash payment										238,080
Debt premium										57,423
Remaining debt discounts										28,758
Gain on debt extinguishment										$ 31,009
Net of origination fees									$ 2,750
Securities Purchase Agreements [Member] | Senior secured convertible note [Member]
Convertible Notes Payable (Details) [Line Items]
Aggregate principal amount									$ 430,000
Term																	5 years
Aggregate shares (in Shares)																	1,050,000
Exercise price (in Dollars per share)																	$ 0.01
Shares of common stock																	$ 1,008,000
Exercise of warrants (in Dollars per share)																	$ 1,050,000
Securities Purchase Agreements [Member] | Minimum [Member] | Convertible Promissory Notes [Member]
Convertible Notes Payable (Details) [Line Items]
Interest rate																							4.00%
Securities Purchase Agreements [Member] | Maximum [Member] | Convertible Promissory Notes [Member]
Convertible Notes Payable (Details) [Line Items]
Interest rate																							12.00%